Loans (Balances Of Commercial Loan Portfolio Classes, Disaggregated By PD Grade) (Details) (USD $)	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010		Dec. 31, 2009
Accounts, Notes, Loans and Financing Receivable [Line Items]
Allowance for loan losses	$ 276,963,000	[1],[2]	$ 384,351,000	[1],[2]	$ 664,799,000	[1],[2]	$ 896,914,000
Total loans collectively evaluated for impairment	16,239,304,000		15,923,283,000		16,165,048,000
Total loans individually evaluated for impairment	469,278,000		473,844,000		617,524,000
Loans To Mortgage Companies [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total commercial loans	1,800,000,000
T R U Ps [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
LOCOM valuation allowance	34,200,000		34,200,000
Highest internal grade	13
Commercial Loan P D Grade One [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Commercial loan, Disaggregated by PD grade	223,753,000		171,599,000
Percent of Total	2.00%		2.00%
Commercial Loan P D Grade One [Member] | General C I [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Commercial loan, Disaggregated by PD grade	223,753,000		171,599,000
Commercial Loan P D Grade One [Member] | Loans To Mortgage Companies [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Commercial loan, Disaggregated by PD grade	0		0
Commercial Loan P D Grade One [Member] | T R U Ps [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Commercial loan, Disaggregated by PD grade	0	[3]	0	[3]
Commercial Loan P D Grade One [Member] | Income C R E [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Commercial loan, Disaggregated by PD grade	0		0
Commercial Loan P D Grade One [Member] | Residential C R E [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Commercial loan, Disaggregated by PD grade	0		0
Commercial Loan P D Grade One [Member] | Allowance For Loan Losses [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Commercial loan, Disaggregated by PD grade	68,000		17,000
Commercial Loan P D Grade Two [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Commercial loan, Disaggregated by PD grade	141,034,000		158,574,000
Percent of Total	1.00%		2.00%
Commercial Loan P D Grade Two [Member] | General C I [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Commercial loan, Disaggregated by PD grade	138,496,000		155,954,000
Commercial Loan P D Grade Two [Member] | Loans To Mortgage Companies [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Commercial loan, Disaggregated by PD grade	0		0
Commercial Loan P D Grade Two [Member] | T R U Ps [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Commercial loan, Disaggregated by PD grade	0	[3]	0	[3]
Commercial Loan P D Grade Two [Member] | Income C R E [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Commercial loan, Disaggregated by PD grade	2,538,000		2,620,000
Commercial Loan P D Grade Two [Member] | Residential C R E [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Commercial loan, Disaggregated by PD grade	0		0
Commercial Loan P D Grade Two [Member] | Allowance For Loan Losses [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Commercial loan, Disaggregated by PD grade	94,000		37,000
Commercial Loan P D Grade Three [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Commercial loan, Disaggregated by PD grade	188,911,000		181,289,000
Percent of Total	2.00%		2.00%
Commercial Loan P D Grade Three [Member] | General C I [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Commercial loan, Disaggregated by PD grade	182,611,000		161,802,000
Commercial Loan P D Grade Three [Member] | Loans To Mortgage Companies [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Commercial loan, Disaggregated by PD grade	0		0
Commercial Loan P D Grade Three [Member] | T R U Ps [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Commercial loan, Disaggregated by PD grade	0	[3]	0	[3]
Commercial Loan P D Grade Three [Member] | Income C R E [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Commercial loan, Disaggregated by PD grade	6,300,000		19,487,000
Commercial Loan P D Grade Three [Member] | Residential C R E [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Commercial loan, Disaggregated by PD grade	0		0
Commercial Loan P D Grade Three [Member] | Allowance For Loan Losses [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Commercial loan, Disaggregated by PD grade	113,000		143,000
Commercial Loan P D Grade Four [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Commercial loan, Disaggregated by PD grade	277,715,000		227,765,000
Percent of Total	3.00%		2.00%
Commercial Loan P D Grade Four [Member] | General C I [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Commercial loan, Disaggregated by PD grade	272,054,000		220,874,000
Commercial Loan P D Grade Four [Member] | Loans To Mortgage Companies [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Commercial loan, Disaggregated by PD grade	0		0
Commercial Loan P D Grade Four [Member] | T R U Ps [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Commercial loan, Disaggregated by PD grade	0	[3]	0	[3]
Commercial Loan P D Grade Four [Member] | Income C R E [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Commercial loan, Disaggregated by PD grade	5,640,000		6,796,000
Commercial Loan P D Grade Four [Member] | Residential C R E [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Commercial loan, Disaggregated by PD grade	21,000		95,000
Commercial Loan P D Grade Four [Member] | Allowance For Loan Losses [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Commercial loan, Disaggregated by PD grade	325,000		507,000
Commercial Loan P D Grade Five [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Commercial loan, Disaggregated by PD grade	687,987,000		410,234,000
Percent of Total	7.00%		4.00%
Commercial Loan P D Grade Five [Member] | General C I [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Commercial loan, Disaggregated by PD grade	636,316,000		384,731,000
Commercial Loan P D Grade Five [Member] | Loans To Mortgage Companies [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Commercial loan, Disaggregated by PD grade	0		0
Commercial Loan P D Grade Five [Member] | T R U Ps [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Commercial loan, Disaggregated by PD grade	0	[3]	0	[3]
Commercial Loan P D Grade Five [Member] | Income C R E [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Commercial loan, Disaggregated by PD grade	51,342,000		25,383,000
Commercial Loan P D Grade Five [Member] | Residential C R E [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Commercial loan, Disaggregated by PD grade	329,000		120,000
Commercial Loan P D Grade Five [Member] | Allowance For Loan Losses [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Commercial loan, Disaggregated by PD grade	1,712,000		1,290,000
Commercial Loan P D Grade Six [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Commercial loan, Disaggregated by PD grade	1,219,145,000		1,168,719,000
Percent of Total	12.00%		12.00%
Commercial Loan P D Grade Six [Member] | General C I [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Commercial loan, Disaggregated by PD grade	904,504,000		892,790,000
Commercial Loan P D Grade Six [Member] | Loans To Mortgage Companies [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Commercial loan, Disaggregated by PD grade	135,403,000		156,599,000
Commercial Loan P D Grade Six [Member] | T R U Ps [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Commercial loan, Disaggregated by PD grade	0	[3]	0	[3]
Commercial Loan P D Grade Six [Member] | Income C R E [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Commercial loan, Disaggregated by PD grade	172,890,000		115,155,000
Commercial Loan P D Grade Six [Member] | Residential C R E [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Commercial loan, Disaggregated by PD grade	6,348,000		4,175,000
Commercial Loan P D Grade Six [Member] | Allowance For Loan Losses [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Commercial loan, Disaggregated by PD grade	3,736,000		5,388,000
Commercial Loan P D Grade Seven [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Commercial loan, Disaggregated by PD grade	1,698,799,000		1,736,359,000
Percent of Total	17.00%		19.00%
Commercial Loan P D Grade Seven [Member] | General C I [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Commercial loan, Disaggregated by PD grade	1,033,442,000		892,122,000
Commercial Loan P D Grade Seven [Member] | Loans To Mortgage Companies [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Commercial loan, Disaggregated by PD grade	500,936,000		663,592,000
Commercial Loan P D Grade Seven [Member] | T R U Ps [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Commercial loan, Disaggregated by PD grade	0	[3]	0	[3]
Commercial Loan P D Grade Seven [Member] | Income C R E [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Commercial loan, Disaggregated by PD grade	162,352,000		174,938,000
Commercial Loan P D Grade Seven [Member] | Residential C R E [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Commercial loan, Disaggregated by PD grade	2,069,000		5,707,000
Commercial Loan P D Grade Seven [Member] | Allowance For Loan Losses [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Commercial loan, Disaggregated by PD grade	4,379,000		9,394,000
Commercial Loan P D Grade Eight [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Commercial loan, Disaggregated by PD grade	1,921,843,000		1,514,483,000
Percent of Total	20.00%		16.00%
Commercial Loan P D Grade Eight [Member] | General C I [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Commercial loan, Disaggregated by PD grade	1,022,304,000		978,387,000
Commercial Loan P D Grade Eight [Member] | Loans To Mortgage Companies [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Commercial loan, Disaggregated by PD grade	720,352,000		391,075,000
Commercial Loan P D Grade Eight [Member] | T R U Ps [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Commercial loan, Disaggregated by PD grade	0	[3]	0	[3]
Commercial Loan P D Grade Eight [Member] | Income C R E [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Commercial loan, Disaggregated by PD grade	178,995,000		144,159,000
Commercial Loan P D Grade Eight [Member] | Residential C R E [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Commercial loan, Disaggregated by PD grade	192,000		862,000
Commercial Loan P D Grade Eight [Member] | Allowance For Loan Losses [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Commercial loan, Disaggregated by PD grade	7,899,000		14,506,000
Commercial Loan P D Grade Nine [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Commercial loan, Disaggregated by PD grade	1,128,641,000		944,659,000
Percent of Total	11.00%		10.00%
Commercial Loan P D Grade Nine [Member] | General C I [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Commercial loan, Disaggregated by PD grade	586,753,000		634,339,000
Commercial Loan P D Grade Nine [Member] | Loans To Mortgage Companies [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Commercial loan, Disaggregated by PD grade	386,751,000		155,152,000
Commercial Loan P D Grade Nine [Member] | T R U Ps [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Commercial loan, Disaggregated by PD grade	0	[3]	0	[3]
Commercial Loan P D Grade Nine [Member] | Income C R E [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Commercial loan, Disaggregated by PD grade	154,323,000		152,338,000
Commercial Loan P D Grade Nine [Member] | Residential C R E [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Commercial loan, Disaggregated by PD grade	814,000		2,830,000
Commercial Loan P D Grade Nine [Member] | Allowance For Loan Losses [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Commercial loan, Disaggregated by PD grade	10,231,000		14,599,000
Commercial Loan P D Grade Ten [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Commercial loan, Disaggregated by PD grade	678,336,000		613,476,000
Percent of Total	7.00%		7.00%
Commercial Loan P D Grade Ten [Member] | General C I [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Commercial loan, Disaggregated by PD grade	479,752,000		476,705,000
Commercial Loan P D Grade Ten [Member] | Loans To Mortgage Companies [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Commercial loan, Disaggregated by PD grade	80,543,000		27,282,000
Commercial Loan P D Grade Ten [Member] | T R U Ps [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Commercial loan, Disaggregated by PD grade	0	[3]	0	[3]
Commercial Loan P D Grade Ten [Member] | Income C R E [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Commercial loan, Disaggregated by PD grade	116,512,000		108,205,000
Commercial Loan P D Grade Ten [Member] | Residential C R E [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Commercial loan, Disaggregated by PD grade	1,529,000		1,284,000
Commercial Loan P D Grade Ten [Member] | Allowance For Loan Losses [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Commercial loan, Disaggregated by PD grade	8,938,000		10,925,000
Commercial Loan P D Grade Eleven [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Commercial loan, Disaggregated by PD grade	528,751,000		556,756,000
Percent of Total	5.00%		6.00%
Commercial Loan P D Grade Eleven [Member] | General C I [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Commercial loan, Disaggregated by PD grade	468,761,000		432,244,000
Commercial Loan P D Grade Eleven [Member] | Loans To Mortgage Companies [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Commercial loan, Disaggregated by PD grade	0		0
Commercial Loan P D Grade Eleven [Member] | T R U Ps [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Commercial loan, Disaggregated by PD grade	0	[3]	0	[3]
Commercial Loan P D Grade Eleven [Member] | Income C R E [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Commercial loan, Disaggregated by PD grade	58,432,000		122,898,000
Commercial Loan P D Grade Eleven [Member] | Residential C R E [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Commercial loan, Disaggregated by PD grade	1,558,000		1,614,000
Commercial Loan P D Grade Eleven [Member] | Allowance For Loan Losses [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Commercial loan, Disaggregated by PD grade	10,457,000		13,763,000
Commercial Loan P D Grade Twelve [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Commercial loan, Disaggregated by PD grade	190,420,000		176,502,000
Percent of Total	2.00%		2.00%
Commercial Loan P D Grade Twelve [Member] | General C I [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Commercial loan, Disaggregated by PD grade	168,556,000		157,120,000
Commercial Loan P D Grade Twelve [Member] | Loans To Mortgage Companies [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Commercial loan, Disaggregated by PD grade	0		0
Commercial Loan P D Grade Twelve [Member] | T R U Ps [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Commercial loan, Disaggregated by PD grade	0	[3]	0	[3]
Commercial Loan P D Grade Twelve [Member] | Income C R E [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Commercial loan, Disaggregated by PD grade	21,674,000		15,012,000
Commercial Loan P D Grade Twelve [Member] | Residential C R E [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Commercial loan, Disaggregated by PD grade	190,000		4,370,000
Commercial Loan P D Grade Twelve [Member] | Allowance For Loan Losses [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Commercial loan, Disaggregated by PD grade	3,337,000		5,330,000
Commercial Loan P D Grade Thirteen [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Commercial loan, Disaggregated by PD grade	526,627,000		680,871,000
Percent of Total	5.00%		7.00%
Commercial Loan P D Grade Thirteen [Member] | General C I [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Commercial loan, Disaggregated by PD grade	124,950,000		264,109,000
Commercial Loan P D Grade Thirteen [Member] | Loans To Mortgage Companies [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Commercial loan, Disaggregated by PD grade	0		0
Commercial Loan P D Grade Thirteen [Member] | T R U Ps [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Commercial loan, Disaggregated by PD grade	338,177,000	[3]	334,099,000	[3]
Commercial Loan P D Grade Thirteen [Member] | Income C R E [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Commercial loan, Disaggregated by PD grade	50,353,000		75,226,000
Commercial Loan P D Grade Thirteen [Member] | Residential C R E [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Commercial loan, Disaggregated by PD grade	13,147,000		7,437,000
Commercial Loan P D Grade Thirteen [Member] | Allowance For Loan Losses [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Commercial loan, Disaggregated by PD grade	9,814,000		15,331,000
Commercial Loan P D Grade Fourteen Fifteen Sixteen [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Commercial loan, Disaggregated by PD grade	380,076,000		572,515,000
Percent of Total	4.00%		6.00%
Commercial Loan P D Grade Fourteen Fifteen Sixteen [Member] | General C I [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Commercial loan, Disaggregated by PD grade	248,026,000		295,563,000
Commercial Loan P D Grade Fourteen Fifteen Sixteen [Member] | Loans To Mortgage Companies [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Commercial loan, Disaggregated by PD grade	362,000		491,000
Commercial Loan P D Grade Fourteen Fifteen Sixteen [Member] | T R U Ps [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Commercial loan, Disaggregated by PD grade	20,518,000	[3]	4,081,000	[3]
Commercial Loan P D Grade Fourteen Fifteen Sixteen [Member] | Income C R E [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Commercial loan, Disaggregated by PD grade	93,701,000		225,405,000
Commercial Loan P D Grade Fourteen Fifteen Sixteen [Member] | Residential C R E [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Commercial loan, Disaggregated by PD grade	17,469,000		46,975,000
Commercial Loan P D Grade Fourteen Fifteen Sixteen [Member] | Allowance For Loan Losses [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Commercial loan, Disaggregated by PD grade	37,130,000		57,582,000
Commercial Loan [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Percent of Total	100.00%		100.00%
Total commercial loans	9,965,191,000		9,393,337,000
Commercial Loan [Member] | General C I [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans collectively evaluated for impairment	6,490,278,000		6,118,339,000
Total loans individually evaluated for impairment	70,614,000		89,424,000
Total commercial loans	6,560,892,000		6,207,763,000
Commercial Loan [Member] | Loans To Mortgage Companies [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans collectively evaluated for impairment	1,824,347,000		1,394,191,000
Total loans individually evaluated for impairment	0		0
Total commercial loans	1,824,347,000		1,394,191,000
Commercial Loan [Member] | T R U Ps [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans collectively evaluated for impairment	358,695,000	[3]	338,180,000	[3]
Total loans individually evaluated for impairment	53,022,000	[3]	74,793,000	[3]
Total commercial loans	411,717,000	[3]	412,973,000	[3]
Commercial Loan [Member] | Income C R E [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans collectively evaluated for impairment	1,075,052,000		1,187,622,000
Total loans individually evaluated for impairment	34,878,000		69,875,000
Total commercial loans	1,109,930,000		1,257,497,000
Commercial Loan [Member] | Residential C R E [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans collectively evaluated for impairment	43,666,000		75,469,000
Total loans individually evaluated for impairment	14,639,000		45,444,000
Total commercial loans	58,305,000		120,913,000
Commercial Loan [Member] | Allowance For Loan Losses [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total commercial loans	116,188,000		185,999,000
Collectively Evaluated For Impairment [Member] | Commercial Loan [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Percent of Total	98.00%		97.00%
Total commercial loans	9,792,038,000		9,113,801,000
Collectively Evaluated For Impairment [Member] | Commercial Loan [Member] | Allowance For Loan Losses [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total commercial loans	98,233,000		148,812,000
Individually Evaluated For Impairment [Member] | Commercial Loan [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Percent of Total	2.00%		3.00%
Total commercial loans	173,153,000		279,536,000
Individually Evaluated For Impairment [Member] | Commercial Loan [Member] | Allowance For Loan Losses [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total commercial loans	$ 17,955,000		$ 37,187,000

[1]	Consumer real estate includes $13.3 million, $25.7 million and $42.1 million of reserves, respectively, and $402.4 million, $600.2 million and $701.8 million of balances in restricted loans and secured borrowings as of December 31, 2012, 2011, and 2010, respectively.
[2]	Permanent mortgage includes $0.8 million, $6.1 million and $5.4 million of reserves, respectively, and $13.2 million, $40.6 million and $55.7 million of balances in restricted loans and secured borrowings as of December 31, 2012, 2011, and 2010, respectively.
[3]	Balances as of December 31, 2012 and 2011, presented net of $34.2 million in LOCOM. Based on the underlying structure of the notes, the highest possible internal grade is "13".